STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc.	105,302	[a]	782,394
Dana, Inc.	116,605		1,482,050
Dorman Products, Inc.	24,984	[a]	2,532,628
Fox Factory Holding Corp.	37,735	[a]	2,014,672
Gentherm, Inc.	28,722	[a]	1,584,880
LCI Industries	23,108	[b]	2,696,473
Patrick Industries, Inc.	18,756		2,401,893
Phinia, Inc.	41,430		1,851,921
Standard Motor Products, Inc.	16,363		535,561
Winnebago Industries, Inc.	26,604		1,663,282
XPEL, Inc.	19,505	[a,b]	797,169
			18,342,923
Banks - 9.9%
Ameris Bancorp	58,212		3,544,529
Atlantic Union Bankshares Corp.	80,570		3,326,735
Axos Financial, Inc.	46,020	[a]	3,359,920
Banc of California, Inc.	125,519		1,754,756
BancFirst Corp.	13,188		1,416,787
Bank of Hawaii Corp.	36,017		2,470,406
BankUnited, Inc.	67,730		2,608,960
Banner Corp.	31,232		1,849,559
Berkshire Hills Bancorp, Inc.	37,900		1,046,040
Brookline Bancorp, Inc.	82,414		864,523
Capitol Federal Financial, Inc.	113,679		718,451
Cathay General Bancorp	65,268		2,892,678
Central Pacific Financial Corp.	23,690		618,072
City Holding Co.	13,456		1,640,286
Comerica, Inc.	119,593		6,554,892
Community Financial System, Inc.	47,817		2,949,353
Customers Bancorp, Inc.	25,544	[a]	1,647,077
CVB Financial Corp.	120,385		2,294,538
Dime Community Bancshares, Inc.	33,572		848,700
Eagle Bancorp, Inc.	28,259		608,134
FB Financial Corp.	31,203		1,456,868
First Bancorp/Puerto Rico	148,248		3,179,920
First Bancorp/Southern Pines NC	37,391		1,562,944
First Commonwealth Financial Corp.	91,777		1,659,328
First Financial Bancorp	86,530		2,367,461
First Hawaiian, Inc.	114,422		2,865,127
Fulton Financial Corp.	162,862		3,154,637
Hanmi Financial Corp.	27,624		563,530
Heritage Financial Corp.	31,791		736,597
Hilltop Holdings, Inc.	41,937		1,383,502

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Banks - 9.9% (continued)
Hope Bancorp, Inc.	108,890		1,432,992
Independent Bank Corp.	38,571		2,474,330
Independent Bank Group, Inc.	32,597		1,925,179
Lakeland Financial Corp.	23,183		1,588,731
National Bank Holdings Corp., Cl. A	34,241		1,434,013
NBT Bancorp, Inc.	42,886		2,102,272
Northwest Bancshares, Inc.	114,574		1,608,619
OFG Bancorp	41,881		1,902,235
Pacific Premier Bancorp, Inc.	87,398		2,364,990
Park National Corp.	13,096		2,317,468
Pathward Financial, Inc.	22,917		1,547,814
Preferred Bank	11,366		978,158
Provident Financial Services, Inc.	118,312		2,193,504
Renasant Corp.	56,557		1,944,995
S&T Bancorp, Inc.	35,038		1,554,986
Seacoast Banking Corp. of Florida	75,134		2,091,731
ServisFirst Bancshares, Inc.	44,532		3,573,248
Simmons First National Corp., Cl. A	113,872		2,451,664
Southside Bancshares, Inc.	26,099		913,204
Stellar Bancorp, Inc.	42,508		1,164,719
The Bancorp, Inc.	46,953	[a]	2,434,044
Tompkins Financial Corp.	11,326		712,858
Triumph Financial, Inc.	19,572	[a]	1,775,768
TrustCo Bank Corp.	17,291		615,733
Trustmark Corp.	55,564		1,929,738
United Community Banks, Inc.	106,835		3,306,543
Veritex Holdings, Inc.	48,877		1,225,346
WaFd, Inc.	61,372		2,184,229
Westamerica Bancorporation	24,334		1,313,063
WSFS Financial Corp.	53,943		3,047,240
			118,053,724
Capital Goods - 11.3%
3D Systems Corp.	118,358	[a,b]	432,007
AAR Corp.	30,029	[a]	1,939,873
AeroVironment, Inc.	25,365	[a]	4,528,667
Air Lease Corp.	93,214		4,625,279
Alamo Group, Inc.	9,409		1,813,302
Albany International Corp., Cl. A	28,199		2,638,862
American Woodmark Corp.	14,409	[a]	1,471,879
Apogee Enterprises, Inc.	20,185		1,385,498
Arcosa, Inc.	44,111		4,098,353
Armstrong World Industries, Inc.	39,726		5,219,996
Astec Industries, Inc.	21,574		757,032
AZZ, Inc.	26,888		2,149,964
Barnes Group, Inc.	45,953		1,853,744

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.3% (continued)
Boise Cascade Co.	35,856		5,094,779
DNOW, Inc.	95,884	[a]	1,472,778
DXP Enterprises, Inc.	11,694	[a]	640,363
Dycom Industries, Inc.	26,395	[a]	4,843,746
Enerpac Tool Group Corp.	49,140	[a]	1,975,428
EnPro, Inc.	18,790		3,211,963
ESCO Technologies, Inc.	23,041		2,833,121
Federal Signal Corp.	55,466		5,544,936
Franklin Electric Co., Inc.	35,496		3,784,584
Gates Industrial Corp. PLC	168,339	[a,b]	3,129,422
Gibraltar Industries, Inc.	27,179	[a]	2,018,584
GMS, Inc.	35,661	[a]	3,431,658
Granite Construction, Inc.	40,046	[b]	2,741,549
Griffon Corp.	33,182		2,391,095
Hayward Holdings, Inc.	114,838	[a]	1,698,454
Hillenbrand, Inc.	63,633		2,814,488
Insteel Industries, Inc.	16,829		576,393
John Bean Technologies Corp.	28,793	[b]	2,832,655
Kennametal, Inc.	71,110		1,858,815
Lindsay Corp.	9,860		1,242,261
Masterbrand, Inc.	115,316	[a]	2,081,454
Mercury Systems, Inc.	47,200	[a,b]	1,677,960
Moog, Inc., Cl. A	26,125		5,123,112
Mueller Industries, Inc.	102,386		7,263,263
MYR Group, Inc.	15,223	[a]	2,138,527
National Presto Industries, Inc.	4,907		375,238
Powell Industries, Inc.	8,344		1,532,209
Proto Labs, Inc.	22,894	[a]	797,169
Quanex Building Products Corp.	30,061		1,004,037
Resideo Technologies, Inc.	130,772	[a]	2,971,140
Rush Enterprises, Inc., Cl. A	56,248		2,869,210
SPX Technologies, Inc.	41,979	[a]	6,193,582
Standex International Corp.	10,772		2,012,210
SunPower Corp.	76,677	[a,b]	65,444
Sunrun, Inc.	200,976	[a,b]	3,523,109
Tennant Co.	17,024		1,833,315
The Greenbrier Companies, Inc.	28,224		1,439,706
Titan International, Inc.	47,808	[a,b]	407,324
Trinity Industries, Inc.	74,124		2,450,539
Triumph Group, Inc.	69,561	[a]	1,140,105
Vicor Corp.	20,503	[a]	863,381
Wabash National Corp.	40,856		877,995
			135,691,557
Commercial & Professional Services - 3.7%
ABM Industries, Inc.	57,392		3,188,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Commercial & Professional Services - 3.7% (continued)
Brady Corp., Cl. A	40,654		2,911,233
CoreCivic, Inc.	100,921	[a]	1,406,839
CSG Systems International, Inc.	25,140		1,177,558
Deluxe Corp.	39,703		967,959
Enviri Corp.	71,730	[a]	847,849
Healthcare Services Group, Inc.	66,963	[a]	765,387
Heidrick & Struggles International, Inc.	18,915		759,248
HNI Corp.	42,198		2,318,780
Interface, Inc.	52,409		905,628
Kelly Services, Inc., Cl. A	28,492		670,417
Korn Ferry	46,711		3,443,535
Liquidity Services, Inc.	21,180	[a]	475,915
Matthews International Corp., Cl. A	27,450		794,678
MillerKnoll, Inc.	64,993		2,016,083
NV5 Global, Inc.	11,598	[a]	1,196,218
Openlane, Inc.	97,340	[a]	1,740,439
Pitney Bowes, Inc.	143,834		949,304
Robert Half, Inc.	93,029		5,971,532
The GEO Group, Inc.	120,722	[a]	1,750,469
UniFirst Corp.	13,658		2,657,027
Verra Mobility Corp.	151,169	[a]	4,554,722
Vestis Corp.	119,198		1,545,998
Viad Corp.	19,346	[a]	643,255
			43,658,773
Consumer Discretionary Distribution & Retail - 3.9%
Academy Sports & Outdoors, Inc.	66,381		3,589,221
Advance Auto Parts, Inc.	54,077		3,424,696
American Eagle Outfitters, Inc.	166,260		3,666,033
Asbury Automotive Group, Inc.	18,146	[a]	4,885,266
Boot Barn Holdings, Inc.	27,324	[a]	3,647,208
Caleres, Inc.	30,053		1,158,844
Designer Brands, Inc., Cl. A	40,068		326,955
Foot Locker, Inc.	74,551		2,166,452
Group 1 Automotive, Inc.	11,876		4,343,291
Guess?, Inc.	23,667		569,191
Haverty Furniture Cos., Inc.	12,065		353,143
Kohl's Corp.	100,644		2,179,949
Leslie's, Inc.	170,275	[a]	502,311
MarineMax, Inc.	18,410	[a]	641,957
Monro, Inc.	26,976		831,400
National Vision Holdings, Inc.	71,116	[a]	1,028,337
Sally Beauty Holdings, Inc.	93,770	[a]	1,073,667
Shoe Carnival, Inc.	16,368		695,149
Signet Jewelers Ltd.	40,537		3,410,378
Sonic Automotive, Inc., Cl. A	13,427		799,444

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Discretionary Distribution & Retail - 3.9% (continued)
The Buckle, Inc.	26,671		1,151,920
The ODP Corp.	28,967	[a]	1,223,856
Upbound Group, Inc.	40,504		1,528,216
Urban Outfitters, Inc.	50,783	[a]	2,338,557
Victoria's Secret & Co.	71,933	[a]	1,276,811
			46,812,252
Consumer Durables & Apparel - 5.1%
Cavco Industries, Inc.	6,951	[a]	2,882,024
Century Communities, Inc.	25,704		2,691,466
Ethan Allen Interiors, Inc.	19,949		615,826
G-III Apparel Group Ltd.	36,328	[a]	1,001,563
Green Brick Partners, Inc.	22,820	[a]	1,669,283
Hanesbrands, Inc.	318,576	[a]	1,892,341
Installed Building Products, Inc.	21,307		5,760,347
Kontoor Brands, Inc.	44,619		3,130,023
La-Z-Boy, Inc.	38,785		1,711,970
Leggett & Platt, Inc.	120,949		1,592,898
LGI Homes, Inc.	18,546	[a]	2,134,088
M/I Homes, Inc.	24,914	[a]	4,156,403
Meritage Homes Corp.	32,983		6,691,261
Movado Group, Inc.	13,978		362,030
Newell Brands, Inc.	346,389		2,975,482
Oxford Industries, Inc.	13,377		1,408,999
Sonos, Inc.	111,367	[a]	1,503,455
Steven Madden Ltd.	61,586		2,792,309
Sturm Ruger & Co., Inc.	15,713		708,813
Topgolf Callaway Brands Corp.	128,107	[a,b]	2,113,765
Tri Pointe Homes, Inc.	85,111	[a]	3,851,273
VF Corp.	299,762	[b]	5,083,964
Vista Outdoor, Inc.	52,772	[a]	2,144,126
Wolverine World Wide, Inc.	72,152	[b]	1,072,900
Worthington Enterprises, Inc.	27,845	[b]	1,389,744
			61,336,353
Consumer Services - 3.1%
Adtalem Global Education, Inc.	34,135	[a]	2,676,525
BJ's Restaurants, Inc.	20,965	[a]	662,075
Bloomin' Brands, Inc.	78,520		1,637,142
Brinker International, Inc.	39,854	[a]	2,662,646
Chuy's Holdings, Inc.	15,945	[a]	591,400
Cracker Barrel Old Country Store, Inc.	20,006	[b]	916,875
Dave & Buster's Entertainment, Inc.	29,085	[a]	1,093,887
Dine Brands Global, Inc.	13,970		500,685
Frontdoor, Inc.	69,693	[a]	2,750,086
Golden Entertainment, Inc.	19,098		638,446
Jack in the Box, Inc.	17,562	[b]	1,043,885

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 3.1% (continued)
Mister Car Wash, Inc.	80,908	[a,b]	614,901
Monarch Casino & Resort, Inc.	11,993		938,812
Papa John's International, Inc.	29,876		1,321,415
Penn Entertainment, Inc.	135,029	[a,b]	2,696,529
Perdoceo Education Corp.	59,623		1,478,054
Sabre Corp.	343,621	[a]	1,178,620
Shake Shack, Inc., Cl. A	34,176	[a]	2,994,501
Six Flags Entertainment Corp.	84,446		4,022,163
Strategic Education, Inc.	19,918		2,099,357
Stride, Inc.	36,275	[a]	2,756,174
The Cheesecake Factory, Inc.	42,558	[b]	1,655,081
			36,929,259
Consumer Staples Distribution & Retail - .7%
Grocery Outlet Holding Corp.	90,143	[a]	1,763,197
PriceSmart, Inc.	22,893		2,090,818
SpartanNash Co.	29,964		632,840
The Andersons, Inc.	28,568		1,557,813
The Chefs' Warehouse, Inc.	32,131	[a]	1,336,328
United Natural Foods, Inc.	54,241	[a]	840,736
			8,221,732
Energy - 5.1%
Archrock, Inc.	134,535		2,788,911
Bristow Group, Inc.	21,683	[a]	822,870
Cactus, Inc., Cl. A	59,026	[b]	3,725,721
California Resources Corp.	58,289		2,998,386
Comstock Resources, Inc.	86,710	[b]	821,144
CONSOL Energy, Inc.	24,016	[a]	2,397,037
Core Laboratories, Inc.	42,309		1,036,147
CVR Energy, Inc.	25,995		743,457
Dorian LPG Ltd.	30,992		1,266,333
Dril-Quip, Inc.	32,337	[a]	560,077
Green Plains, Inc.	58,633	[a]	1,039,563
Helix Energy Solutions Group, Inc.	129,690	[a]	1,530,342
Helmerich & Payne, Inc.	89,597		3,621,511
Liberty Energy, Inc.	137,581	[b]	3,322,581
Magnolia Oil & Gas Corp., Cl. A	162,465		4,425,547
Nabors Industries Ltd.	8,197	[a,b]	842,898
Northern Oil & Gas, Inc.	82,268		3,553,155
Oceaneering International, Inc.	91,774	[a]	2,755,055
Par Pacific Holdings, Inc.	48,652	[a]	1,291,711
Patterson-UTI Energy, Inc.	280,519		3,082,904
Peabody Energy Corp.	95,911		2,130,183
ProPetro Holding Corp.	74,461	[a]	714,081
REX American Resources Corp.	13,371	[a]	679,381
RPC, Inc.	75,075		560,810

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Energy - 5.1% (continued)
SM Energy Co.	103,489		4,781,192
Talos Energy, Inc.	140,533	[a]	1,663,911
Tidewater, Inc.	43,894	[a,b]	4,343,750
U.S. Silica Holdings, Inc.	69,367	[a]	1,074,495
Vital Energy, Inc.	22,653	[a]	987,897
World Kinect Corp.	54,591		1,524,727
			61,085,777
Equity Real Estate Investment - 6.6%
Acadia Realty Trust	93,520	[c]	2,023,773
Alexander & Baldwin, Inc.	65,268	[c]	1,286,432
American Assets Trust, Inc.	44,181	[c]	1,171,680
Apple Hospitality REIT, Inc.	203,723	[c]	3,013,063
Armada Hoffler Properties, Inc.	59,660	[c]	708,761
Brandywine Realty Trust	159,074	[c]	801,733
CareTrust REIT, Inc.	127,467	[c]	3,436,510
Centerspace	13,574	[c]	947,872
Community Healthcare Trust, Inc.	21,789	[c]	474,129
DiamondRock Hospitality Co.	189,891	[c]	1,562,803
Douglas Emmett, Inc.	151,965	[c]	2,445,117
Easterly Government Properties, Inc.	92,472	[b,c]	1,288,135
Elme Communities	79,072	[c]	1,301,525
Essential Properties Realty Trust, Inc.	158,847	[b,c]	4,700,283
Four Corners Property Trust, Inc.	83,021	[c]	2,253,190
Getty Realty Corp.	44,520	[b,c]	1,318,682
Global Net Lease, Inc.	177,105	[b,c]	1,540,813
Highwoods Properties, Inc.	96,370	[c]	2,984,579
Hudson Pacific Properties, Inc.	113,687	[b,c]	680,985
Innovative Industrial Properties, Inc.	25,461	[c]	3,126,865
JBG SMITH Properties	75,802	[c]	1,239,363
LTC Properties, Inc.	39,132	[c]	1,397,404
LXP Industrial Trust	266,690	[c]	2,746,907
Medical Properties Trust, Inc.	544,447	[b,c]	2,618,790
NexPoint Residential Trust, Inc.	20,695	[c]	904,165
Outfront Media, Inc.	132,272	[c]	2,145,452
Pebblebrook Hotel Trust	108,978	[c]	1,491,909
Phillips Edison & Co., Inc.	110,324	[c]	3,872,372
Retail Opportunity Investments Corp.	115,220	[c]	1,722,539
Safehold, Inc.	40,666	[b,c]	941,011
Saul Centers, Inc.	12,571	[c]	497,183
Service Properties Trust	152,837	[b,c]	866,586
SITE Centers Corp.	161,186	[c]	2,490,324
SL Green Realty Corp.	58,269	[c]	3,883,046
Summit Hotel Properties, Inc.	99,676	[c]	631,946
Sunstone Hotel Investors, Inc.	184,688	[c]	1,913,368
Tanger, Inc.	97,970	[c]	2,831,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Equity Real Estate Investment - 6.6% (continued)
The Macerich Company	193,553	[c]	3,098,784
Uniti Group, Inc.	215,310	[b,c]	826,790
Universal Health Realty Income Trust	11,379	[c]	486,452
Urban Edge Properties	106,238	[c]	2,156,631
Veris Residential, Inc.	72,615	[c]	1,140,782
Whitestone REIT	42,575	[c]	587,535
Xenia Hotels & Resorts, Inc.	92,376	[c]	1,282,179
			78,839,781
Financial Services - 7.2%
Apollo Commercial Real Estate Finance, Inc.	118,385	[c]	1,290,397
Arbor Realty Trust, Inc.	171,300	[b,c]	2,312,550
ARMOUR Residential REIT, Inc.	43,568	[b,c]	880,074
Artisan Partners Asset Management, Inc., Cl. A	63,205		2,791,133
B. Riley Financial, Inc.	14,696	[b]	282,163
BGC Group, Inc., Cl. A	348,399		3,208,755
Blackstone Mortgage Trust, Inc., Cl. A	157,565	[b,c]	2,812,535
Bread Financial Holdings, Inc.	44,998	[b]	2,455,991
Brightsphere Investment Group, Inc.	26,633		697,518
Cohen & Steers, Inc.	23,422	[b]	2,010,076
Donnelley Financial Solutions, Inc.	22,607	[a]	1,525,520
Ellington Financial, Inc.	74,644	[b,c]	947,232
Encore Capital Group, Inc.	21,395	[a]	1,081,517
Enova International, Inc.	24,623	[a]	2,129,151
EVERTEC, Inc.	58,362		2,011,738
EZCORP, Inc., Cl. A	45,929	[a]	478,580
Franklin BSP Realty Trust, Inc.	74,505	[c]	1,031,149
Green Dot Corp., Cl. A	39,973	[a]	382,142
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	102,905	[b]	3,372,197
Jackson Financial, Inc., Cl. A	61,184		5,387,863
KKR Real Estate Finance Trust, Inc.	52,776	[c]	605,868
Moelis & Co., Cl. A	63,286		4,303,448
Mr. Cooper Group, Inc.	58,236	[a]	5,234,252
Navient Corp.	72,927		1,196,732
NCR Atleos Corp.	61,400	[a]	1,974,010
New York Mortgage Trust, Inc.	80,496	[b,c]	521,614
NMI Holdings, Inc.	72,917	[a]	2,869,284
Payoneer Global, Inc.	229,867	[a]	1,271,165
PennyMac Mortgage Investment Trust	78,545	[b,c]	1,081,565
Piper Sandler Cos.	14,103		3,854,068
PJT Partners, Inc., Cl. A	20,104		2,672,626
PRA Group, Inc.	36,492	[a]	972,512
PROG Holdings, Inc.	39,190		1,765,901
Radian Group, Inc.	136,636		5,069,196
Ready Capital Corp.	141,521	[b,c]	1,313,315

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Financial Services - 7.2% (continued)
Redwood Trust, Inc.	121,559	[b,c]	883,734
StepStone Group, Inc., Cl. A	46,900		2,357,194
StoneX Group, Inc.	24,831	[a]	2,069,416
Two Harbors Investment Corp.	93,320	[c]	1,257,020
Virtu Financial, Inc., Cl. A	79,751		2,178,797
Virtus Investment Partners, Inc.	6,100		1,378,600
Walker & Dunlop, Inc.	30,258		3,234,580
WisdomTree, Inc.	101,278		1,209,259
World Acceptance Corp.	3,059	[a]	373,565
			86,736,002
Food, Beverage & Tobacco - 1.6%
B&G Foods, Inc.	70,511		607,805
Calavo Growers, Inc.	15,926		378,880
Cal-Maine Foods, Inc.	37,001		2,648,162
Fresh Del Monte Produce, Inc.	30,105		754,130
J&J Snack Foods Corp.	14,082		2,375,633
John B. Sanfilippo & Son, Inc.	8,091		848,503
MGP Ingredients, Inc.	14,211		1,158,907
National Beverage Corp.	21,225		1,035,568
The Hain Celestial Group, Inc.	82,249	[a]	636,607
The Simply Good Foods Company	82,510	[a]	2,798,739
Tootsie Roll Industries, Inc.	15,796		487,149
TreeHouse Foods, Inc.	43,301	[a]	1,744,164
Universal Corp.	22,355		1,194,204
Vector Group Ltd.	121,380		1,551,236
WK Kellogg Co.	59,577		1,048,555
			19,268,242
Health Care Equipment & Services - 6.5%
AdaptHealth Corp.	70,770	[a]	803,947
Addus HomeCare Corp.	15,984	[a]	1,939,818
AMN Healthcare Services, Inc.	34,419	[a,b]	2,327,413
Artivion, Inc.	35,384	[a]	960,676
Astrana Health, Inc.	37,942	[a]	1,990,437
Avanos Medical, Inc.	41,440	[a]	991,245
Certara, Inc.	97,766	[a]	1,526,127
CONMED Corp.	27,898		1,926,078
CorVel Corp.	8,213	[a]	2,519,748
Cross Country Healthcare, Inc.	29,172	[a]	532,097
Embecta Corp.	53,035		831,058
Enhabit, Inc.	46,322	[a]	474,337
Fulgent Genetics, Inc.	18,525	[a]	443,303
Glaukos Corp.	45,520	[a]	5,333,578
HealthStream, Inc.	22,211		659,889
ICU Medical, Inc.	18,543	[a]	2,354,590
Inari Medical, Inc.	46,918	[a]	2,184,502

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 6.5% (continued)
Integer Holdings Corp.	30,114	[a]	3,576,339
Integra LifeSciences Holdings Corp.	61,851	[a]	1,534,523
LeMaitre Vascular, Inc.	18,131		1,575,403
Merit Medical Systems, Inc.	52,319	[a]	4,462,288
National HealthCare Corp.	12,303		1,675,176
NeoGenomics, Inc.	115,770	[a]	2,052,602
Omnicell, Inc.	41,606	[a]	1,215,311
Owens & Minor, Inc.	66,479	[a]	1,091,585
Patterson Cos., Inc.	72,337		1,826,509
Pediatrix Medical Group, Inc.	77,251	[a]	644,273
Premier, Inc., Cl. A	95,173		1,996,730
Privia Health Group, Inc.	93,790	[a]	1,945,205
QuidelOrtho Corp.	44,729	[a]	1,757,402
RadNet, Inc.	59,744	[a]	3,569,704
Schrodinger, Inc.	49,181	[a]	1,095,753
Select Medical Holdings Corp.	95,714		3,805,589
Simulations Plus, Inc.	14,487	[b]	591,649
STAAR Surgical Co.	44,550	[a]	1,837,687
Tandem Diabetes Care, Inc.	58,591	[a]	2,166,695
The Ensign Group, Inc.	50,782		7,147,566
U.S. Physical Therapy, Inc.	13,618		1,327,755
UFP Technologies, Inc.	6,412	[a]	2,062,035
Varex Imaging Corp.	36,435	[a]	538,874
			77,295,496
Household & Personal Products - 1.0%
Central Garden & Pet Co.	8,758	[a,b]	348,919
Central Garden & Pet Co., Cl. A	49,030	[a]	1,684,671
Edgewell Personal Care Co.	44,819		1,754,664
Energizer Holdings, Inc.	60,338		1,857,807
Inter Parfums, Inc.	16,276		2,289,708
Nu Skin Enterprises, Inc., Cl. A	42,458		476,379
USANA Health Sciences, Inc.	10,378	[a]	462,859
WD-40 Co.	12,304		3,218,849
			12,093,856
Insurance - 2.3%
Ambac Financial Group, Inc.	39,098	[a]	515,703
AMERISAFE, Inc.	16,653		790,684
Assured Guaranty Ltd.	46,534		3,833,006
Employers Holdings, Inc.	22,862		1,097,605
Genworth Financial, Inc.	396,814	[a]	2,686,431
Goosehead Insurance, Inc., Cl. A	22,923	[a,b]	2,069,718
HCI Group, Inc.	6,378	[b]	601,190
Horace Mann Educators Corp.	37,138		1,283,861
Lincoln National Corp.	152,979		5,094,201
Mercury General Corp.	24,144		1,445,501

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 2.3% (continued)
Palomar Holdings, Inc.	22,647	[a]	2,083,750
ProAssurance Corp.	46,616	[a]	610,670
Safety Insurance Group, Inc.	13,524		1,156,978
SiriusPoint Ltd.	82,988	[a]	1,192,538
Stewart Information Services Corp.	25,102		1,774,711
Trupanion, Inc.	32,506	[a]	1,204,672
United Fire Group, Inc.	20,080		449,993
			27,891,212
Materials - 5.8%
AdvanSix, Inc.	24,326		680,398
Alpha Metallurgical Resources, Inc.	10,508		3,104,168
Arch Resources, Inc.	16,453	[b]	2,411,187
ATI, Inc.	112,173	[a]	7,595,234
Balchem Corp.	29,213		5,184,139
Carpenter Technology Corp.	45,045		6,570,714
Century Aluminum Co.	45,422	[a]	686,326
Clearwater Paper Corp.	14,743	[a]	817,794
Compass Minerals International, Inc.	30,217		401,886
H.B. Fuller Co.	48,983		4,222,335
Hawkins, Inc.	17,309		1,798,405
Haynes International, Inc.	11,242		669,461
Ingevity Corp.	30,587	[a]	1,403,637
Innospec, Inc.	22,310		2,925,733
Kaiser Aluminum Corp.	14,600		1,148,874
Koppers Holdings, Inc.	18,844		767,139
Materion Corp.	18,897		2,275,766
Mativ Holdings, Inc.	48,900		933,501
Mercer International, Inc.	42,430		323,317
Metallus, Inc.	34,244	[a]	767,750
Minerals Technologies, Inc.	29,232		2,291,204
Myers Industries, Inc.	33,211		494,844
O-I Glass, Inc.	141,004	[a]	1,883,813
Olympic Steel, Inc.	9,318		472,236
Quaker Chemical Corp.	12,555		2,279,611
Sealed Air Corp.	132,103		5,026,519
Sensient Technologies Corp.	38,427		2,999,227
Stepan Co.	19,368		1,639,114
SunCoke Energy, Inc.	75,472		883,022
Sylvamo Corp.	31,742		2,339,703
Warrior Met Coal, Inc.	47,486		3,281,757
Worthington Steel, Inc.	28,008		1,116,679
			69,395,493
Media & Entertainment - 2.1%
AMC Networks, Inc., Cl. A	29,046	[a]	323,282
Cable One, Inc.	4,112	[b]	1,699,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 2.1% (continued)
CarGurus, Inc.	69,940	[a]	1,735,911
Cars.com, Inc.	55,693	[a]	1,148,390
Cinemark Holdings, Inc.	96,690	[a]	2,279,950
EchoStar Corp., Cl. A	109,244	[a]	2,193,620
IAC, Inc.	63,363	[a]	3,346,200
John Wiley & Sons, Inc., Cl. A	38,141		1,821,233
Madison Square Garden Sports Corp.	14,960	[a]	2,998,134
QuinStreet, Inc.	47,417	[a]	886,698
Scholastic Corp.	23,150		725,290
Shutterstock, Inc.	21,532	[b]	952,145
TechTarget, Inc.	23,572	[a]	754,304
Thryv Holdings, Inc.	29,209	[a]	568,991
TripAdvisor, Inc.	98,636	[a]	1,738,953
Yelp, Inc.	61,121	[a]	2,226,638
			25,399,558
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Alkermes PLC	151,980	[a]	4,152,094
Amphastar Pharmaceuticals, Inc.	34,037	[a]	1,481,290
ANI Pharmaceuticals, Inc.	13,899	[a]	913,442
Arcus Biosciences, Inc.	48,946	[a]	803,204
BioLife Solutions, Inc.	32,442	[a,b]	779,257
Catalyst Pharmaceuticals, Inc.	101,788	[a]	1,754,825
Collegium Pharmaceutical, Inc.	29,694	[a]	1,145,298
Corcept Therapeutics, Inc.	83,116	[a,b]	3,214,096
Cytek Biosciences, Inc.	85,537	[a,b]	573,953
Dynavax Technologies Corp.	118,269	[a]	1,323,430
Fortrea Holdings, Inc.	81,034	[a,b]	2,235,728
Harmony Biosciences Holdings, Inc.	28,853	[a]	976,963
Innoviva, Inc.	49,856	[a]	939,287
Ironwood Pharmaceuticals, Inc.	129,685	[a]	885,749
Krystal Biotech, Inc.	22,505	[a,b]	4,691,392
Ligand Pharmaceuticals, Inc.	15,273	[a]	1,664,604
Mesa Laboratories, Inc.	4,909		562,179
Myriad Genetics, Inc.	81,682	[a]	2,284,646
Organon & Co.	231,785		5,066,820
Pacira Biosciences, Inc.	42,175	[a,b]	870,914
Phibro Animal Health Corp., Cl. A	18,433		348,015
Prestige Consumer Healthcare, Inc.	45,258	[a]	3,204,719
Protagonist Therapeutics, Inc.	53,189	[a]	1,991,396
REGENXBIO, Inc.	40,779	[a]	581,101
Supernus Pharmaceuticals, Inc.	49,752	[a]	1,483,605
Vericel Corp.	43,972	[a]	2,221,465
Vir Biotechnology, Inc.	80,531	[a]	818,195
Xencor, Inc.	55,399	[a]	1,131,248
			48,098,915

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Real Estate Management & Development - .6%
Cushman & Wakefield PLC	178,475	[a]	2,339,807
eXp World Holdings, Inc.	69,876	[b]	1,003,419
Kennedy-Wilson Holdings, Inc.	105,812		1,101,503
Marcus & Millichap, Inc.	20,964		830,384
The St. Joe Company	32,333		1,994,299
			7,269,412
Semiconductors & Semiconductor Equipment - 2.6%
Alpha & Omega Semiconductor Ltd.	21,082	[a]	872,795
Axcelis Technologies, Inc.	29,520	[a]	3,729,852
CEVA, Inc.	21,017	[a]	421,391
Cohu, Inc.	42,689	[a]	1,365,621
Diodes, Inc.	41,493	[a]	3,244,753
FormFactor, Inc.	70,075	[a]	3,753,217
Ichor Holdings Ltd.	30,144	[a]	1,024,896
Kulicke & Soffa Industries, Inc.	49,696		2,344,160
MaxLinear, Inc.	68,534	[a]	969,071
PDF Solutions, Inc.	27,667	[a]	970,835
Photronics, Inc.	57,539	[a]	1,462,066
Semtech Corp.	58,571	[a]	1,857,872
SiTime Corp.	15,981	[a]	2,268,503
SMART Global Holdings, Inc.	47,895	[a]	1,120,743
SolarEdge Technologies, Inc.	51,956	[a]	1,499,450
Ultra Clean Holdings, Inc.	40,175	[a]	1,737,970
Veeco Instruments, Inc.	50,536	[a]	2,092,696
			30,735,891
Software & Services - 4.4%
A10 Networks, Inc.	62,955		824,081
ACI Worldwide, Inc.	94,792	[a]	4,097,858
Adeia, Inc.	97,567		1,146,412
Agilysys, Inc.	18,327	[a]	2,054,273
Alarm.com Holdings, Inc.	45,070	[a]	3,179,688
BlackLine, Inc.	46,540	[a]	2,211,581
Box, Inc., Cl. A	129,608	[a]	3,644,577
DigitalOcean Holdings, Inc.	48,658	[a,b]	1,612,040
DoubleVerify Holdings, Inc.	127,774	[a]	2,698,587
DXC Technology Co.	162,251	[a,b]	3,300,185
Envestnet, Inc.	45,494	[a]	2,819,718
InterDigital, Inc.	22,926		2,814,396
Liveramp Holdings, Inc.	60,021	[a]	1,817,436
Marathon Digital Holdings, Inc.	247,560	[a,b]	4,869,505
N-Able, Inc.	63,562	[a]	886,054
NCR Voyix Corp.	124,286	[a]	1,833,218
Perficient, Inc.	31,881	[a]	2,404,146
Progress Software Corp.	38,667		2,258,153
Sprinklr, Inc., Cl. A	106,448	[a,b]	1,046,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 4.4% (continued)
SPS Commerce, Inc.	33,629	[a]	7,244,359
			52,762,651
Technology Hardware & Equipment - 5.1%
Advanced Energy Industries, Inc.	33,665		3,917,596
Arlo Technologies, Inc.	87,634	[a]	1,328,531
Badger Meter, Inc.	26,672		5,498,700
Benchmark Electronics, Inc.	32,405		1,551,227
Calix, Inc.	52,867	[a]	2,174,420
Corsair Gaming, Inc.	37,623	[a]	308,885
CTS Corp.	27,090		1,324,159
Digi International, Inc.	33,555	[a]	916,052
ePlus, Inc.	23,790	[a]	2,186,777
Extreme Networks, Inc.	117,169	[a]	1,675,517
Fabrinet	32,796	[a]	7,233,486
Harmonic, Inc.	104,619	[a]	1,533,715
Insight Enterprises, Inc.	24,900	[a]	5,590,050
Itron, Inc.	41,619	[a]	4,305,069
Knowles Corp.	80,723	[a]	1,474,809
NETSCOUT Systems, Inc.	63,877	[a]	1,299,897
OSI Systems, Inc.	14,239	[a]	2,107,087
PC Connection, Inc.	10,550		755,064
Plexus Corp.	24,577	[a]	3,150,034
Rogers Corp.	15,235	[a]	1,861,412
Sanmina Corp.	50,337	[a]	3,791,886
ScanSource, Inc.	22,401	[a]	1,165,972
TTM Technologies, Inc.	92,378	[a]	1,790,286
Viasat, Inc.	68,094	[a,b]	1,376,861
Viavi Solutions, Inc.	202,255	[a]	1,626,130
Xerox Holdings Corp.	103,379		1,112,875
			61,056,497
Telecommunication Services - .8%
Cogent Communications Holdings, Inc.	38,286	[b]	2,702,609
Consolidated Communications Holdings, Inc.	67,290	[a]	309,534
Gogo, Inc.	55,965	[a]	508,162
Lumen Technologies, Inc.	911,309	[a]	2,870,623
Shenandoah Telecommunications Co.	45,390		966,353
Telephone & Data Systems, Inc.	89,378		1,894,814
			9,252,095
Transportation - 2.4%
Alaska Air Group, Inc.	115,091	[a]	4,319,365
Allegiant Travel Co.	12,883	[b]	722,350
ArcBest Corp.	21,266		2,680,579
Forward Air Corp.	28,910	[b]	733,158
Heartland Express, Inc.	40,237		521,874
Hertz Global Holdings, Inc.	117,777	[a,b]	480,530

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Transportation - 2.4% (continued)
Hub Group, Inc., Cl. A		55,405		2,591,292
JetBlue Airways Corp.		304,112	[a]	1,949,358
Marten Transport Ltd.		51,863		975,543
Matson, Inc.		31,049		4,120,513
RXO, Inc.		106,456	[a,b]	3,375,720
Schneider National, Inc., Cl. B		33,463		900,489
SkyWest, Inc.		36,561	[a]	2,922,686
Sun Country Airlines Holdings, Inc.		33,822	[a]	443,068
Werner Enterprises, Inc.		56,636	[b]	2,219,565
				28,956,090
Utilities - 2.1%
American States Water Co.		33,669		2,778,703
Avista Corp.		70,009		2,742,953
California Water Service Group		52,307		2,796,332
Chesapeake Utilities Corp.		20,174		2,381,137
Clearway Energy, Inc., Cl. A		32,614		803,283
Clearway Energy, Inc., Cl. C		73,652		1,965,035
MGE Energy, Inc.		32,811	[b]	2,882,118
Middlesex Water Co.		15,921		1,058,428
Northwest Natural Holding Co.		33,860		1,353,723
Otter Tail Corp.		37,977		3,680,731
SJW Group		26,431		1,601,983
Unitil Corp.		14,616		895,668
				24,940,094
Total Common Stocks (cost $773,414,653)				1,190,123,635

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Core S&P Small-Cap ETF (cost $1,667,785)		17,064	[b]	2,019,354
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring (cost $16,946)		9,476	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring (cost $16,946)		9,476	[d]	0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,630,244)	5.44	4,630,244	[e]	4,630,244

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,494,902)	5.44	15,494,902	[e]	15,494,902
Total Investments (cost $795,241,476)		101.2%		1,212,268,135
Liabilities, Less Cash and Receivables		(1.2%)		(14,916,865)
Net Assets		100.0%		1,197,351,270

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $91,366,138 and the value of the collateral was $92,849,346, consisting of cash collateral of $15,494,902 and U.S. Government & Agency securities valued at $77,354,444. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at July 31, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	54	9/20/2024	5,480,358	6,137,100	656,742
Gross Unrealized Appreciation				656,742

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,190,123,635	-	-	1,190,123,635
Exchange-Traded Funds	2,019,354	-	-	2,019,354
Investment Companies	20,125,146	-	-	20,125,146
Rights	-	-	0	0
Other Financial Instruments:
Futures††	656,742	-	-	656,742

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2024, accumulated net unrealized appreciation on investments was $417,683,401, consisting of $505,461,961 gross unrealized appreciation and $87,778,560 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.